Restructuring Charges	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges
During 2015, pursuant to a request by the charterer of the Alexander Spirit, the Partnership changed the crew on the vessel which resulted in a restructuring charge of $4.0 million relating to seafarer severance payments. The full amount of the restructuring charge was recovered from the charterer and the recovery was included in voyage revenues in the Partnership’s consolidated statements of income. The seafarer severance payments were fully paid in 2016.